Statements of Changes in Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended													12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Ordinary Shares	Dec. 31, 2012 Ordinary Shares	Dec. 31, 2011 Ordinary Shares	Dec. 31, 2010 Ordinary Shares	Dec. 31, 2013 Additional paid-in capital	Dec. 31, 2012 Additional paid-in capital	Dec. 31, 2011 Additional paid-in capital	Dec. 31, 2013 Accumulated other comprehensive income	Dec. 31, 2012 Accumulated other comprehensive income	Dec. 31, 2011 Accumulated other comprehensive income	Dec. 31, 2013 Parent Company	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2013 Parent Company Ordinary Shares	Dec. 31, 2012 Parent Company Ordinary Shares	Dec. 31, 2011 Parent Company Ordinary Shares	Dec. 31, 2010 Parent Company Ordinary Shares	Dec. 31, 2013 Parent Company Additional paid-in capital	Dec. 31, 2012 Parent Company Additional paid-in capital	Dec. 31, 2011 Parent Company Additional paid-in capital	Dec. 31, 2013 Parent Company Accumulated other comprehensive income	Dec. 31, 2012 Parent Company Accumulated other comprehensive income	Dec. 31, 2011 Parent Company Accumulated other comprehensive income	Dec. 31, 2013 Parent Company Retained Earnings	Dec. 31, 2012 Parent Company Retained Earnings	Dec. 31, 2011 Parent Company Retained Earnings
Beginning balance (in shares)				794,003,193	794,003,193	794,003,193	794,003,193										794,003,193	794,003,193	794,003,193	794,003,193
Ending Balance (in shares)				794,003,193	794,003,193	794,003,193	794,003,193										794,003,193	794,003,193	794,003,193	794,003,193
Beginning balance	$ 306,284													$ 306,284	$ 305,183	$ 263,385	$ 16	$ 16	$ 16	$ 16	$ 142,837	$ 141,667	$ 139,495	$ 46,822	$ 43,597	$ 31,098	$ 116,609	$ 119,903	$ 92,776
Foreign currency translation adjustments	9,892	3,525	13,026								9,019	3,225	12,499	9,019	3,225	12,499								9,019	3,225	12,499
Share-based compensation	1,246	1,170	2,172					1,246	1,170	2,172				1,246	1,170	2,172					1,246	1,170	2,172
Net income (loss)	(2,470)	(3,294)	27,127											(2,470)	(3,294)	27,127											(2,470)	(3,294)	27,127
Ending balance	$ 314,079	$ 306,284												$ 314,079	$ 306,284	$ 305,183	$ 16	$ 16	$ 16	$ 16	$ 144,083	$ 142,837	$ 141,667	$ 55,841	$ 46,822	$ 43,597	$ 114,139	$ 116,609	$ 119,903